SEGMENT REPORTING - Schedule of Revenue and Gross Profit by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 502,400	$ 640,313	$ 544,483
Cost of revenue	378,941	631,913	305,621
Gross profit	$ 123,459	$ 8,400	$ 238,862
Gross margin	25.00%	1.00%	44.00%
Hosting Service
Segment Reporting Information [Line Items]
Cost of revenue	$ 87,245	$ 169,717	$ 77,678
Equipment Sales
Segment Reporting Information [Line Items]
Cost of revenue	0	67,114	177,785
Digital asset mining revenue
Segment Reporting Information [Line Items]
Cost of revenue	291,696	395,082	50,158
Hosting Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenue	112,067	242,517	327,558
Cost of revenue	87,245	236,831	255,463
Gross profit	$ 24,822	$ 5,686	$ 72,095
Gross margin	22.00%	2.00%	22.00%
Hosting Segment | Hosting Service | Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 112,067	$ 159,688	$ 79,323
Cost of revenue	87,245	169,717	77,678
Hosting Segment | Equipment Sales | Operating Segments
Segment Reporting Information [Line Items]
Revenue	0	82,829	248,235
Cost of revenue	0	67,114	177,785
Mining Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenue	390,333	397,796	216,925
Cost of revenue	291,696	395,082	50,158
Gross profit	$ 98,637	$ 2,714	$ 166,767
Gross margin	25.00%	1.00%	77.00%
Mining Segment | Digital asset mining revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 390,333	$ 397,796	$ 216,925